S000003878 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Value Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.07%	12.77%	9.13%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.68%	12.49%	8.86%